Schedlue of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Fixed assets	$ 3,837	$ 10,169
Interest	46,361
Stock-based compensation	637,112	305,822
Net operating losses - federal	1,687,053	963,558
Net operating losses – state and local	536,282	304,883
Research Credit	28,985	6,735
Gross deferred tax assets	2,939,630	1,591,167
Less Valuation Allowance	(2,939,630)	(1,591,167)
Net deferred tax assets